Acquisitions and Merger (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Business Acquisition, Pro Forma Information

	December 31, 2014
	Previously Reported	NWV Gathering	Reclassifications	As Recast
ASSETS	(Thousands)
Current assets:
Cash and cash equivalents	$126,175	$—	$—	$126,175
Accounts receivable	16,492	—	—	16,492
Accounts receivable - affiliate	37,435	17,633	—	55,068
Deferred income taxes	—	840	(840)	—
Other current assets	870	—	840	1,710
Total current assets	180,972	18,473	—	199,445
Property, plant and equipment	1,423,490	398,313	—	1,821,803
Less: accumulated depreciation	(200,529)	(15,957)	—	(216,486)
Net property, plant and equipment	1,222,961	382,356	—	1,605,317
Other assets	18,057	—	—	18,057
Total assets	$1,421,990	$400,829	$—	$1,822,819

LIABILITIES AND PARTNERS’ CAPITAL
Current liabilities:
Accounts payable	$36,973	$6,812	$—	$43,785
Due to related party	33,013	—	329	33,342
Accrued interest	8,338	—	—	8,338
Taxes payable	—	149	(149)	—
Accrued liabilities	9,055	180	(180)	9,055
Total current liabilities	87,379	7,141	—	94,520
Deferred income taxes	—	78,583	—	78,583
Long-term debt	492,633	—	—	492,633
Lease obligation	143,828	—	—	143,828
Other long-term liabilities	7,111	—	—	7,111
Total liabilities	730,951	85,724	—	816,675
Partners’ capital:
Predecessor equity	—	315,105	—	315,105
Common units	1,647,910	—	—	1,647,910
Subordinated units	(929,374)	—	—	(929,374)
General partner interest	(27,497)	—	—	(27,497)
Total partners’ capital	691,039	315,105	—	1,006,144
Total liabilities and partners’ capital	$1,421,990	$400,829	$—	$1,822,819

	December 31, 2013
	Previously Reported	NWV Gathering	Reclassifications	As Recast
ASSETS	(Thousands)
Current assets:
Cash and cash equivalents	$18,363	$—	$—	$18,363
Accounts receivable	8,463	—	—	8,463
Accounts receivable - affiliate	23,620	4,990	—	28,610
Deferred income taxes	—	493	(493)	—
Other current assets	1,033	18,322	(17,829)	1,526
Total current assets	51,479	23,805	(18,322)	56,962
Property, plant and equipment	1,163,683	290,160	—	1,453,843
Less: accumulated depreciation	(168,740)	(7,675)	—	(176,415)
Net property, plant and equipment	994,943	282,485	—	1,277,428
Other assets	17,550	—	—	17,550
Total assets	$1,063,972	$306,290	$(18,322)	$1,351,940

LIABILITIES AND PARTNERS’ CAPITAL
Current liabilities:
Accounts payable	$8,634	$11,815	$—	$20,449
Due to related party	34,190	6,309	(18,322)	22,177
Sunrise Merger consideration payable to EQT	110,000	—	—	110,000
Accrued interest	3	—	—	3
Accrued liabilities	5,041	498	—	5,539
Total current liabilities	157,868	18,622	(18,322)	158,168
Deferred income taxes	39,840	59,136	—	98,976
Lease obligation	133,733	—	—	133,733
Other long-term liabilities	6,014	—	—	6,014
Total liabilities	337,455	77,758	(18,322)	396,891
Partners’ capital:
Predecessor equity	82,329	228,532	—	310,861
Common units	818,431	—	—	818,431
Subordinated units	(175,996)	—	—	(175,996)
General partner interest	1,753	—	—	1,753
Total partners’ capital	726,517	228,532	—	955,049
Total liabilities and partners’ capital	$1,063,972	$306,290	$(18,322)	$1,351,940

	Year Ended December 31, 2014
	Previously Reported	NWV Gathering	As Recast
		(Thousands)
Operating revenues	$392,959	$83,588	$476,547
Operating expenses:
Operating and maintenance	45,434	9,842	55,276
Selling, general and administrative	37,190	11,315	48,505
Depreciation and amortization	36,599	9,455	46,054
Total operating expenses	119,223	30,612	149,835
Operating income	273,736	52,976	326,712
Other income	2,349	—	2,349
Interest expense	30,856	—	30,856
Income before income taxes	245,229	52,976	298,205
Income tax expense	12,456	19,249	31,705
Net income	$232,773	$33,727	$266,500

	Year Ended December 31, 2013
	Previously Reported	NWV Gathering	As Recast
		(Thousands)
Operating revenues	$303,712	$50,289	$354,001
Operating expenses:
Operating and maintenance	35,578	7,149	42,727
Selling, general and administrative	29,101	6,473	35,574
Depreciation and amortization	25,924	4,982	30,906
Total operating expenses	90,603	18,604	109,207
Operating income	213,109	31,685	244,794
Other income	1,242	—	1,242
Interest expense	1,672	—	1,672
Income before income taxes	212,679	31,685	244,364
Income tax expense	41,572	13,001	54,573
Net income	$171,107	$18,684	$189,791

	Year Ended December 31, 2012
	Previously Reported	NWV Gathering	As Recast
		(Thousands)
Operating revenues	$200,005	$36,288	$236,293
Operating expenses:
Operating and maintenance	34,250	4,459	38,709
Selling, general and administrative	21,202	3,776	24,978
Depreciation and amortization	19,531	2,475	22,006
Total operating expenses	74,983	10,710	85,693
Operating income	125,022	25,578	150,600
Other income	8,228	—	8,228
Interest expense	2,944	—	2,944
Income before income taxes	130,306	25,578	155,884
Income tax expense	36,065	9,603	45,668
Net income	$94,241	$15,975	$110,216